Income Taxes (Details - Effective tax rate)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U. S. federal statutory tax rate	21.00%	21.00%
Difference between U.S. and U.K. tax rates	2.00%	2.00%
Change in valuation allowance	19.00%	19.00%
Effective tax rate	0.00%	0.00%